GOODWILL AND INTANGIBLE ASSETS - Future amortization expense of intangible assets and intangible liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
2021	$ 10,646		$ 10,646		$ 20,578
2022	19,610		19,610		19,333
2023	19,350		19,350		19,078
2024	19,187		19,187		18,915
2025	19,070		19,070		18,798
Thereafter	67,554		67,554		67,008
Total	155,417		155,417		163,710	$ 20,135
Amortization expense of intangible assets	5,300	$ 5,100	10,600	$ 9,200
Intangible Liabilities
2021	1,000		1,000		2,000
2022	2,000		2,000		2,000
2023	2,000		2,000		2,000
2024	2,000		2,000		2,000
2025	2,000		2,000		2,000
Thereafter	8,083		8,083		8,083
Total	17,083		17,083		$ 18,083
Amortization of intangible liabilities	$ 500	$ 500	$ 1,000	$ 900